Share-based Payment Arrangements - Summary Of Information About Employee Restricted Stock Awards (Detail) - shares			1 Months Ended		12 Months Ended
	Sep. 06, 2024	Oct. 01, 2021	Jan. 31, 2024	Nov. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Shares granted	16,500,000	15,000,000	5,722,000	372,000
Shares forfeited					(4,965,000)
Employee restricted stock awards plan [Member] | Employee Restricted Stock Award [Member]
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Balance at January 1			4,965,000		4,965,000	10,000,000	15,000,000
Shares granted					16,500,000
Shares unrestricted					0	(4,950,000)	(5,000,000)
Shares forfeited					(4,965,000)	(70,000)
Shares awaiting retired					0	(15,000)
Balance at December 31					16,500,000	4,965,000	10,000,000